DIVESTITURES (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended							4 Months Ended	162 Months Ended	0 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2012	Sep. 30, 2010	Dec. 31, 2011	Sep. 17, 2012	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2013	Mar. 31, 2013	Jun. 30, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2012	Jun. 30, 2013	Apr. 07, 2015	Mar. 22, 2013	Sep. 30, 2013
Divestitures [Line Items]
Gain (loss) recorded on divestiture		$ (1,307,000)	$ (16,239,000)
Amount of obligations paid		503,000	56,010,000
Payment of unpaid balance related to divestiture	804,000	2,369,000
Deferred service costs related to unassigned contracts	5,700,000	5,300,000	6,100,000							5,300,000							6,100,000
Revenues recognized	129,420,000	164,439,000	186,728,000
Par value of shares (in Hong Kong dollars per share)	$ 0.00375	$ 0.00375								$ 0.00375
UTStarcom Hong Kong Holdings Ltd. [Member] | UTStarcom Hong Kong Ltd. [Member] | Convertible Bond [Member]
Divestitures [Line Items]
Interest rate of debt securities (as a percent)		6.50%		6.50%
Principal amount of debt securities to be converted if P&L run-rate break-even is achieved on or prior to the Maturity Date	5,000,000
Percentage of outstanding shares to be issued on conversion if P&L run-rate break-even is achieved on or prior to the Maturity Date	8.00%
UTStarcom Hong Kong Holdings Ltd. [Member] | UTStarcom Hong Kong Ltd. [Member] | Convertible Bond [Member] | Minimum [Member]
Divestitures [Line Items]
Percentage of outstanding shares to be issued on conversion at the Maturity Date	25.00%
UTStarcom Hong Kong Holdings Ltd. [Member] | UTStarcom Hong Kong Ltd. [Member] | Convertible Bond [Member] | Maximum [Member]
Divestitures [Line Items]
Percentage of outstanding shares to be issued on conversion at the Maturity Date	33.00%
China PDSN Assets [Member]
Divestitures [Line Items]
Gain (loss) recorded on divestiture			800,000		1,600,000	4,300,000
China PDSN Assets [Member] | Minimum [Member]
Divestitures [Line Items]
Reassessment period						1 year
EMEA Operations [Member]
Divestitures [Line Items]
Gain (loss) recorded on divestiture								(900,000)
Amount of obligations paid							600,000	700,000
Amount of obligations remaining in accrual balance								1,000,000							1,000,000
IP Messaging and US PDSN Assets [Member]
Divestitures [Line Items]
Net liabilities transferred in connection with divestiture									1,700,000
Cash proceeds									400,000
Gain (loss) recorded on divestiture, after tax									2,100,000
IP Messaging and US PDSN Assets [Member] | Maximum [Member]
Divestitures [Line Items]
Potential additional contingent consideration									1,600,000
IP Messaging and US PDSN Assets [Member] | Contingent consideration [Member]
Divestitures [Line Items]
Gain (loss) recorded on divestiture										900,000	100,000		200,000	200,000		900,000
Cash proceeds											100,000	100,000	200,000	200,000	900,000	900,000
IPTV operations [Member]
Divestitures [Line Items]
Gain (loss) recorded on divestiture			(17,500,000)															100,000
Amount of obligations remaining in accrual balance			600,000														600,000
Amount of consideration paid by the Company upon divestiture				30,000,000
Liabilities transferred in connection with divestiture				74,100,000
Loss related to severance liabilities for termination of employees or transfer of employees to the buyer			13,400,000
Loss related to write-off of assets not transferred to the buyer			3,800,000
Transaction costs			1,700,000
Payment of unpaid balance related to divestiture																		500,000
Gain from the net liability release			1,500,000
Deferred service costs related to unassigned contracts				22,700,000
Revenues recognized	4,300,000	1,400,000	29,500,000														2,200,000
Liabilities and deferred costs related to un-assigned contracts	21,500,000			47,300,000
IPTV operations [Member] | UTStarcom Hong Kong Holdings Ltd. [Member]
Divestitures [Line Items]
Gain (loss) recorded on divestiture			17,500,000
IPTV operations [Member] | UTStarcom Hong Kong Holdings Ltd. [Member] | Subsequent Events [Member]
Divestitures [Line Items]
Ownership interest upon conversion of preference shares and convertible bonds																			14.00%
IPTV operations [Member] | UTStarcom Hong Kong Holdings Ltd. [Member] | Subsequent Events [Member] | Common Stock [Member]
Divestitures [Line Items]
Convertible Bond converted to ordinary shares																			14
IPTV operations [Member] | UTStarcom Hong Kong Holdings Ltd. [Member] | Convertible Bond [Member]
Divestitures [Line Items]
Amount invested				20,000,000
IPTV operations [Member] | UTStarcom Hong Kong Holdings Ltd. [Member] | Convertible Bond [Member] | Subsequent Events [Member]
Divestitures [Line Items]
Face amount of convertible debt																			20,000,000
Cash proceeds from partial payment of the principal of the Convertible Bond																			10,000,000
Ownership interest upon conversion of preference shares and convertible bonds																			14.00%
IPTV operations [Member] | Current assets [Member]
Divestitures [Line Items]
Assets transferred in connection with divestiture				41,400,000
IPTV operations [Member] | Property, plant and equipment and other long term assets [Member]
Divestitures [Line Items]
Assets transferred in connection with divestiture				1,200,000
NGN operations [Member]
Divestitures [Line Items]
Gain (loss) recorded on divestiture																				3,200,000
Divestiture loss related to on-going performance cost for the assigned contracts																				2,700,000
Divestiture loss related to severance cost																				500,000
DOCSIS-EOC product line [Member]
Divestitures [Line Items]
Cash proceeds																		$ 1,800,000		$ 1,800,000	$ 1,800,000